Business Acquisition (Details Textual)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 04, 2013 USD ($)	Jan. 04, 2013 GBP (£)	Jan. 04, 2012 USD ($)	Jan. 04, 2012 GBP (£)
Business Acquisition (Textual)
Purchase price										$ 597,660	£ 384,768
Agreed to pay cash on acquisition	155,330		155,330	100,000				155,330	100,000
Number of restricted shares			14,350,000	14,350,000
Restricted shares value			287,000	184,768
Negative Goodwill on Acquisition of Subsidiary			66,394				(58,027)
Transaction costs in connection with the acquisition	18,285		18,285
Business acquisition, pro forma revenue			326,324
Business acquisition, pro forma net loss			(2,807,662)
Business acquisition, pro forma net loss per share			$ (0.01)
Deferred consideration other liabilities, current	$ 156,150		$ 156,150